Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets	Other non-current assets, consisted of the following:
	December 31,
	2022	2023

Private clouds in construction	$13,629	12,012
Prepayment for equipment	794	-
	$14,423	12,012